Unaudited Interim Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, net of tax (recovery) and expense	$ 1,037	$ (822)	$ (2,273)	$ (1,359)
Change in fair value of cash flow hedges, net of tax (recovery) and expense	(7,597)	(12,969)	(29,894)	(10,283)
Change in unrealized pension and other post-employment expense, net of tax expense and (recovery)	$ 32	$ (196)	$ 30	$ 335